BANK BORROWINGS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

	December 31,
	2017	2018
	$	$

Current	2,013	856
Non-current	-	1,026
	2,013	1,882

The loans are unsecured and bears the following interest rate and repayment term:

	2017	2018

Interest rate (%) per annum	TAIBOR+1.05	9.00 to 12.29
Repayment date	February 2018	From October 2020 to August 2021